NET INCOME (LOSS) PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2015
NET INCOME (LOSS) PER COMMON SHARE
Schedule of computation of basic and diluted net income (loss) per common share

The following table sets forth the computation of basic and diluted net income (loss) per common share (in thousands, except per share amounts):

	Year Ended December 31,
	2015	2014	2013
Numerator:
Loss from continuing operations	$ (789)	$ (2,835)	$ (49,146)
Income allocated to participating securities	—	—	(1,195)

Income (loss) from continuing operations available to common stockholders	(789)	(2,835)	(50,341)
Income (loss) from discontinued operations, net of tax available to common stockholders	30,762	(2,594)	(39,129)

Net income (loss) attributable to common stockholders	$ 29,973	$ (5,429)	$ (89,470)

Denominator:
Weighted-average common shares	14,673	14,115	13,261
Add: Dilutive effect of non-participating securities	—	—	—

Shares used to calculate diluted net income (loss) per common share	14,673	14,115	13,261

Basic net income (loss) per common share:
Continuing operations	$ (0.05)	$ (0.20)	$ (3.80)
Discontinued operations	2.09	(0.18)	(2.95)

Basic net income (loss) per common share	$ 2.04	$ (0.38)	$ (6.75)

Diluted net income (loss) per common share:
Continuing operations	$ (0.05)	$ (0.20)	$ (3.80)
Discontinued operations	2.09	(0.18)	(2.95)

Diluted net income (loss) per common share	$ 2.04	$ (0.38)	$ (6.75)